SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.8%

Commercial Services - 1.3%
Booz Allen Hamilton Holding Corp.	2,025	211,775
S&P Global, Inc.	5,300	2,692,930

		2,904,705

Communications - 1.2%
Verizon Communications, Inc.	60,675	2,752,218

Consumer Non-Durables - 3.6%
NIKE, Inc.	23,550	1,494,954
PepsiCo, Inc.	17,825	2,672,680
Procter & Gamble Co.	24,550	4,183,811

		8,351,445

Consumer Services - 2.5%
McDonald’s Corp.	8,725	2,725,428
Visa, Inc.	8,315	2,914,075

		5,639,503

Electronic Technology - 16.6%
Apple, Inc.	54,650	12,139,405
Broadcom, Inc.	46,350	7,760,380
Cisco Systems, Inc.	44,700	2,758,437
Garmin, Ltd.	9,110	1,978,054
International Business Machines Corp.	9,725	2,418,219
Micron Technology, Inc.	21,225	1,844,240
NVIDIA Corp.	54,500	5,906,710
TE Connectivity, PLC	23,550	3,328,086

		38,133,531

Energy Minerals - 3.2%
ConocoPhillips	36,000	3,780,720
Exxon Mobil Corp.	30,650	3,645,204

		7,425,924

Finance - 15.4%
American International Group, Inc.	27,475	2,388,676
Axis Capital Holdings, Ltd.	19,900	1,994,776
Bank of America Corp.	63,225	2,638,379
Bank of New York Mellon Corp.	23,125	1,939,494
CareTrust REIT, Inc.	70,975	2,028,466
Carlyle Group, Inc.	42,950	1,872,191
Citigroup, Inc.	34,675	2,461,578
Fifth Third Bancorp	59,100	2,316,720
Goldman Sachs Group, Inc.	4,560	2,491,082
Hartford Insurance Group, Inc.	19,075	2,360,150
Intercontinental Exchange, Inc.	12,600	2,173,500
JPMorgan Chase & Co.	15,775	3,869,608
MetLife, Inc.	29,375	2,358,519
Realty Income Corp.	35,100	2,036,151
US Bancorp	61,575	2,599,696

		35,528,986

Health Services - 4.5%
Cardinal Health, Inc.	27,250	3,754,233
Quest Diagnostics, Inc.	18,550	3,138,660
UnitedHealth Group, Inc.	6,775	3,548,406

		10,441,299

Health Technology - 11.5%
Abbott Laboratories	17,700	2,347,905

Name of Issuer	Quantity	Fair Value ($)

AbbVie, Inc.	17,840	3,737,837
Agilent Technologies, Inc.	16,825	1,968,188
AstraZeneca, PLC, ADR	40,775	2,996,963
Eli Lilly & Co.	4,395	3,629,874
Johnson & Johnson	16,550	2,744,652
Medtronic, PLC	22,500	2,021,850
Merck & Co., Inc.	30,725	2,757,876
Stryker Corp.	6,175	2,298,644
Zimmer Biomet Holdings, Inc.	17,650	1,997,627

		26,501,416

Industrial Services - 3.0%
Waste Management, Inc.	12,225	2,830,210
Williams Cos., Inc.	69,700	4,165,272

		6,995,482

Process Industries - 0.3%
Linde, PLC	1,325	616,973

Producer Manufacturing - 8.0%
Donaldson Co., Inc.	29,225	1,959,829
Eaton Corp., PLC	10,675	2,901,785
Emerson Electric Co.	19,450	2,132,498
Flowserve Corp.	37,625	1,837,605
Honeywell International, Inc.	14,550	3,080,962
Parker-Hannifin Corp.	2,235	1,358,545
RTX Corp.	23,517	3,115,062
Xylem, Inc.	16,725	1,997,968

		18,384,254

Retail Trade - 5.1%
Amazon.com, Inc. *	20,375	3,876,547
eBay, Inc.	23,950	1,622,134
Home Depot, Inc.	9,550	3,499,980
TJX Cos., Inc.	22,275	2,713,095

		11,711,756

Technology Services - 14.1%
Accenture, PLC	10,425	3,253,017
Adobe, Inc. *	4,500	1,725,885
Alphabet, Inc. - Class A	20,075	3,104,398
Intuit, Inc.	4,525	2,778,305
Meta Platforms, Inc.	5,530	3,187,271
Microsoft Corp.	35,625	13,373,268
Oracle Corp.	18,500	2,586,485
Salesforce, Inc.	8,575	2,301,187

		32,309,816

Transportation - 2.7%
CH Robinson Worldwide, Inc.	20,025	2,050,560
CSX Corp.	77,500	2,280,825
FedEx Corp.	7,425	1,810,066

		6,141,451

Utilities - 5.8%
DTE Energy Co.	16,425	2,271,085
NextEra Energy, Inc.	25,250	1,789,973
NiSource, Inc.	85,775	3,438,720
PPL Corp.	95,375	3,443,991

MARCH 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Public Service Enterprise Group, Inc.	29,175	2,401,102

		13,344,871

Total Common Stocks (cost: $175,085,470)		227,183,630

Short-Term Securities - 1.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.23% (cost $2,372,193)	2,372,193	2,372,193

Total Investments in Securities - 99.8% (cost $177,457,663)		229,555,823

Other Assets and Liabilities, net - 0.2%		546,354

Net Assets - 100.0%		$230,102,177

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	227,183,630	—	—	227,183,630
Short-Term Securities	2,372,193	—	—	2,372,193
Total:	229,555,823	—	—	229,555,823

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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